Segment Information - Schedule of Major Customers Revenue (Details) - Customer A [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Information - Schedule of Major Customers Revenue (Details) [Line Items]
Customers revenue amount	$ 571,059	$ 1,307,996	$ 3,750,144
Customers revenue percentage	1.00%	4.00%	19.00%